ACQUISITION OF REVERA INC. (Allocation of total consideration to ReVera's tangible and intangible assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Apr. 02, 2015
Business Acquisition [Line Items]
Goodwill	$ 20,114	$ 20,114
Revera Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 1,158
Net assets excluding cash and cash equivalents			7,991
Deferred tax current assets			563
Deferred tax long-term assets			3,753
Intangible assets			22,929
Goodwill			20,114
Deferred revenues, net			(1,409)
Deferred tax current liabilities			(2,122)
Deferred tax long-term liabilities			(6,477)
Total purchases price			$ 46,500